Insurance Contracts_Insurance Income And Expenses(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($) [1]	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Disclosure Of Insurance Income And Expenses
Sub-total	₩ 11,975,070	[1]	$ 10,760,722	₩ 8,970,992	₩ 1,201,352
Premium income	10,730,227			8,234,731	1,190,422
Reinsurance income	873,053			564,894	10,930
Reversal of policy reserves	344			0	0
Separate account income	360,664			118,080	0
Income of change in reinsurance assets	0			49,466	0
Other insurance income	10,782			3,821	0
Sub-total	11,484,954	[1]	$ 10,320,307	8,377,282	1,319,155
Insurance claims paid	4,415,760			2,945,158	158,789
Dividend expenses	9,400			6,233	910
Refunds of surrender value	2,855,573			2,193,843	690,207
Reinsurance expenses	947,560			652,910	12,286
Provision of policy reserves	1,608,519			1,644,389	366,145
Separate account expenses	276,412			65,773	(207)
Insurance operating expenses	418,646			293,591	(9,903)
Deferred acquisition costs	606,073			361,909	100,928
Expenses of change in reinsurance assets	89,621			(126)	0
Claim survey expenses paid	38,782			20,564	0
Other insurance expenses	218,608			193,038	0
Net insurance income(expenses)	₩ 490,116			₩ 593,710	₩ (117,803)

[1]	The consolidated statement of comprehensive income for the year ended December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.